Income tax expense - Expiry date of tax loss carry forward (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 63,908	₩ 97,898
1 year or less
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	14,688
1-2 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	33,464
2-3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	12,199
More than 3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 3,557